ENTITY-WIDE DISCLOSURE (Schedule of Total Revenues by Geographical Location) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues - sale of products	$ 30,431	$ 31,339	$ 31,363
Total revenues - sale of services	65,363	$ 54,268	49,363
Number of customers accounting for more than 10% of total net revenue
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues - sale of products	5,005	$ 4,102	4,807
Total revenues - sale of services	2,665	814	834
United states [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues - sale of products	18,350	20,013	18,886
Total revenues - sale of services	39,596	32,738	31,267
France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues - sale of products	2,495	3,720	3,642
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues - sale of products	4,581	3,504	4,028
Total revenues - sale of services	$ 23,102	$ 20,716	$ 17,262